CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2024
Text block [abstract]
CONVERTIBLE DEBENTURES
9.	CONVERTIBLE DEBENTURES

	2024 Debentures	2023 Debentures	2020 Debentures	2020 IsoEnergy Debentures	2022 IsoEnergy Debentures	Total
Fair value at December 31, 2022	$-	$-	$52,615	$22,269	$5,137	$80,021
Fair value on issuance	-	143,702	-	-	-	143,702
Fair value adjustment	-	14,776	20,158	13,938	1,305	50,177
Settlement with shares	-	-	(72,773)	-	-	(72,773)
Disposals due to deconsolidation of IsoEnergy	-	-	-	(36,207)	(6,442)	(42,649)
Fair value at December 31, 2023	$-	$158,478	$-	$-	$-	$158,478
Fair value on issuance	330,916	-	-	-	-	330,916
Fair value adjustment	(33,203)	(408)	-	-	-	(33,611)
Fair Value at December 31, 2024	$297,713	$158,070	$-	$-	$-	$455,783
The fair value of the debentures increased from $158,478 on December 31, 2023 to $455,783 at December 31, 2024, due to the issuance of the 2024 Debentures. The increase in fair value also included a mark-to-market
gain of $33,611 for year ended December 31, 2024 (year ended December 31, 2023 – loss of $50,177). The gain for the year ended December 31, 2024 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income (loss) of a gain of $15,236 for the year ended December 31, 2024 (year ended December 31, 2023 – loss of $1,432) and the remaining amount recognized in the consolidated statement of income (loss) for the year ended December 31, 2024 with a gain of $18,375 (year ended December 31, 2023 – loss of $48,745). The interest expense during the year ended December 31, 2024 was $32,497 (year ended December 31, 2023 - $6,098). As at December 31, 2024, $2,719
 (December 31, 2023 - $765)

of accrued interest relating to the 2023 Debentures and 2024 Debentures is included in account payable and accrued liabilities.

2020 Debentures
On September 28, 2023, the holders of the 2020 Debentures elected to convert their US$15 million principal amount of 7.5% unsecured convertible debentures, due to mature on May 27, 2025, into common shares of the Company. The Company issued 8,663,461 common shares relating to the conversion of the principal and 19,522 common shares relating to the accrued and unpaid interest up to the date of conversion for the 2020 Debentures. The amounts recorded in Other Comprehensive Income as a result of changes in credit risk of the 2020 Debentures from inception through to conversion totaling losses of $361 were reclassified to accumulated deficit. The fair value of the 2020 Debentures at conversion was based on the number of shares issued at the closing share price on the conversion date of $8.40. The fair value of the shares issued for interest was based on the closing share price on the date of issuance and recorded as interest expense in the consolidated statement of net income (loss) and comprehensive income (loss).
2023 Debentures
On September 22, 2023, the Company entered into a US$110 million private placement of unsecured convertible debentures (the “2023 Debentures”). The Company received gross proceeds of $148,145 (US$110 million), and paid a 3% establishment fee of $4,443 (US$3,300) to the debenture holders through the issuance of 634,615 common shares. The fair value of the 2023 Debentures on issuance date was determined to be $143,702 (US$106,700).
The 2023 Debentures bear interest at a rate of 9% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 6% per annum) is payable in cash and one third of the interest (equal to 3% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the NYSE for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2023 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders under certain conditions, at a conversion price of US$6.76 into a maximum of 16,272,189 common shares of the Company.
The 2023 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2024 and December 31, 2023 are as follows:

	December 31, 2024	December 31, 2023
Volatility	40.00%	43.00%
Expected life	3.7 years	4.7 years
Risk free interest rate	4.05%	3.84%
Expected dividend yield	0%	0%
Credit spread	22.89%	16.60%
Underlying share price of the Company	US$6.60	US$7.00
Conversion exercise price	US$6.76	US$6.76
Exchange rate (C$:US$)	$0.6952	$0.7551
2024 Debentures
On May 28, 2024, the Company closed an agreement to purchase 2,702,411 pounds of U
3
O
8
(Note 8) for an aggregate purchase price of US$250 million, which was satisfied through the issuance of US$250 million of unsecured convertible debentures. The Company paid a 3% establishment fee of $10,235 (US$7,500) to the debenture holders through the issuance of 909,090 common shares. The fair value of the 2024 Debentures on issuance date was determined to be $330,916 (US$242,500).
The 2024 Debentures bear interest at a rate of 9% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 6% per annum) is payable in cash and one third of the interest (equal to 3% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the VWAP of the common shares on the NYSE for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2024 Debentures are convertible at any time into common shares of the Company at the option of the debenture holders under certain conditions, at a conversion price of US$10.73 into a maximum of 23,299,161 common shares of the Company.

The 2024 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2024 and May 28, 2024 are as follows:

	December 31, 2024	May 28, 2024
Volatility	40.00%	44.00%
Expected life	4.4 years	5.0 years
Risk free interest rate	4.04%	4.29%
Expected dividend yield	0%	0%
Credit spread	22.89%	22.12%
Underlying share price of the Company	US$6.60	US$7.94
Conversion exercise price	US$10.73	US$10.73
Exchange rate (C$:US$)	$0.6952	$0.7310